S000080439 [Member] Investment Objectives and Goals - iShares Transition-Enabling Metals ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® TRANSITION-ENABLING METALS ETFTicker: TMETStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Transition-Enabling Metals ETF (the “Fund”) seeks to track the investment results of an index that provides exposure to metals that are essential to a wide range of clean energy technologies supporting the transition to a low-carbon economy.